Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2015
Accumulated other comprehensive income

16. Accumulated other comprehensive income

Changes in each component of AOCI for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	(in millions of yen)
AOCI, balance at beginning of fiscal year	245,588	777,997	1,117,877
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	628,636	995,124	1,123,272
Unrealized holding gains (losses) during year	427,913	255,140	763,115
Less: reclassification adjustments for losses (gains) included in net income	(61,425)	(126,992)	(138,780)

Change during year	366,488	128,148	624,335

Balance at end of fiscal year	995,124	1,123,272	1,747,607
Foreign currency translation adjustments:
Balance at beginning of fiscal year	(169,881)	(82,420)	(6,434)
Foreign currency translation adjustments during year	87,460	75,986	134,104
Less: reclassification adjustments for losses (gains) included in net income	1	—	1,509

Change during year	87,461	75,986	135,613

Balance at end of fiscal year	(82,420)	(6,434)	129,179
Pension liability adjustments:
Balance at beginning of fiscal year	(213,167)	(134,707)	1,039
Unrealized gains (losses) during year	67,795	131,360	163,191
Less: reclassification adjustments for losses (gains) included in net income	10,665	4,386	(11)

Change during year	78,460	135,746	163,180

Balance at end of fiscal year	(134,707)	1,039	164,219
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	532,409	339,880	923,128

AOCI, balance at end of fiscal year	777,997	1,117,877	2,041,005

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2015:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	204,512	(65,699)	138,813	(33)	138,780	Investment gains (losses)—net
Foreign currency translation adjustments	(1,509)	—	(1,509)	—	(1,509)	Foreign exchange gains (losses)-net
Pension liability adjustments	43	(16)	27	(16)	11	Salaries and employee benefits

Total	203,046	(65,715)	137,331	(49)	137,282

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.